PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) £ in Millions, shares in Millions, HKD in Millions		1 Months Ended													3 Months Ended	12 Months Ended
	Dec. 10, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 USD ($) Vote shares	Oct. 31, 2015 CNY (¥) Vote shares	Jan. 31, 2015 GBP (£)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Oct. 31, 2014 CNY (¥)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY (¥)	Aug. 31, 2013 HKD	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Oct. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)
Business combination disclosures
Share of cumulative loss																$ (20,960,868)	¥ (135,780,312)	¥ 187,191,141		¥ 56,146,814
Purchase price allocation
Goodwill		$ 7,053,388,635						¥ 1,892,507,708								$ 7,053,388,635		1,892,507,708		¥ 972,531,184	¥ 45,690,440,903
Qunar
Business combination disclosures
Purchase consideration		$ 5,103,252,544	¥ 32,541,365,375		¥ 3,900,000,000
Ownership of share capital held (as a percent)				48.00%	48.00%
Equity interest acquired (as a percent)				45.00%	45.00%
Share of cumulative loss															¥ (2,400,000,000)
Percentage of ownership acquired (as a percent)				45.00%	45.00%
Purchase price allocation
Cash and cash equivalents																					5,169,733,816
Advance to suppliers																					1,177,437,522
Prepayments and other current assets																					3,075,154,225
Long-term investments																					712,967,197
Fixed assets, net																					232,085,350
Other non-current assets																					127,412,235
Accounts payable																					(1,584,668,322)
Taxes payable																					(1,028,960,573)
Short term debts																					(3,301,856,678)
Accrued expenses and other current liabilities																					(4,526,855,580)
Non-current liability																					(93,019,969)
Non-controlling interests																					(5,282,358)
Net assets																					(45,853,135)
Non-controlling interests																					(17,850,614,771)
Deferred tax liabilities, non-current																					(2,489,866,400)
Goodwill																					42,980,923,491
Total purchase consideration																					32,541,365,375
Gain from change in fair value of equity interest			¥ 2,400,000,000
Pro forma results
Pro-forma net revenues																	14,812,533,000	8,917,279,000
Pro-forma net loss																	(5,086,934,000)	(1,889,396,000)
Qunar | Trademark and domain
Purchase price allocation
Identifiable intangible assets																					8,998,429,167
Qunar | Technology and supplier network for new products
Purchase price allocation
Identifiable intangible assets																					¥ 948,347,023
Weighted average useful life		5 years 2 months 12 days	5 years 2 months 12 days
Qunar | Baidu
Business combination disclosures
Shares issued as consideration (in shares) | shares				11.5	11.5
Fair value of shares issued as consideration				$ 3,400,000	¥ 21,700,000
Purchase consideration		$ 3,416,184,974	¥ 21,698,582,100
Purchase price allocation
Equity method interest (as a percent)				45.00%	45.00%
Shares issued for the benefit of employees | shares	4.0
Qunar | Qunar Employees
Business combination disclosures
Purchase consideration		$ 1,687,067,570	¥ 10,842,783,275
Qunar | Common Class A
Business combination disclosures
Number of shares acquired | shares				179.0	179.0
Number of votes per share | Vote				3	3
Shares outstanding | shares				193.0	193.0
Qunar | Common Class B
Business combination disclosures
Number of shares acquired | shares				11.0	11.0
Number of votes per share | Vote				1	1
Number of shares deemed to be owned | shares				256.0	256.0
Purchase price allocation
Number of shares exchanged for shares issued to employees | shares	66.0
A technology company focusing on hotel customer reviews
Business combination disclosures
Purchase consideration																			¥ 240,000,000
Purchase price allocation
Net assets									¥ 2,134,170										2,134,170
Deferred tax liabilities, non-current									(11,188,000)										(11,188,000)
Previously held equity interest									(129,360,000)
Goodwill									333,320,722										333,320,722
Total purchase consideration									239,658,892										239,658,892
Decrease in goodwill as measurement period adjustment																	33,000,000
Cash paid of the acquisition price																	110,000,000
A technology company focusing on hotel customer reviews | System, brand and customer relationship
Purchase price allocation
Identifiable intangible assets									¥ 44,752,000										¥ 44,752,000
A technology company focusing on hotel customer reviews | Technology and supplier network for new products
Business combination disclosures
Percentage of ownership acquired (as a percent)		35.00%														35.00%					35.00%
Purchase price allocation
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition																		¥ 100,000,000
An offline travel agency
Business combination disclosures
Purchase consideration							$ 50,000,000	¥ 308,000,000
Percentage of ownership acquired (as a percent)								43.00%										43.00%
Purchase price allocation
Cash acquired								¥ 142,000,000
Net assets								164,411,042										¥ 164,411,042
Non-controlling interests								(370,656,000)										(370,656,000)
Deferred tax liabilities, non-current								(60,450,000)										(60,450,000)
Goodwill								331,615,519										331,615,519
Total purchase consideration								306,720,561										306,720,561
Purchase consideration unpaid								196,000,000										196,000,000
Decrease in goodwill as measurement period adjustment																	1,000,000
Decrease in consideration as measurement period adjustment																	¥ 1,000,000
An offline travel agency | Trademark and domain
Purchase price allocation
Identifiable intangible assets								174,800,000										174,800,000
Travelfusion
Business combination disclosures
Purchase consideration | £						£ 75.6
Percentage of ownership acquired (as a percent)																						70.00%
Non-controlling interest percentage (as a percent)																						30.00%
Purchase price allocation
Net assets																						¥ 36,936,493
Non-controlling interests																						(275,995,802)
Deferred tax liabilities, non-current																						(72,293,783)
Goodwill																						687,633,024
Total purchase consideration																						720,536,040
Purchase consideration unpaid																					¥ 41,000,000
Travelfusion | Trademark and domain
Purchase price allocation
Identifiable intangible assets																						78,058,071
An online trip package service provider
Business combination disclosures
Purchase consideration										$ 23,000,000	¥ 139,000,000
Percentage of ownership acquired (as a percent)											51.00%
Non-controlling interest percentage (as a percent)											49.00%
Purchase price allocation
Net assets											¥ 13,176,760
Non-controlling interests											(134,009,200)
Identifiable intangible assets											61,564,134
Deferred tax liabilities, non-current											(9,234,620)
Goodwill											207,981,890
Total purchase consideration											¥ 139,478,964
B2B hotel reservation company
Business combination disclosures
Purchase consideration													$ 8,000,000	¥ 47,000,000
Hotel Wholesaler
Business combination disclosures
Purchase consideration												HKD 125	$ 16,000,000
Others
Purchase price allocation
Purchase consideration unpaid																					¥ 69,000,000
Customer relationship | An offline travel agency
Purchase price allocation
Identifiable intangible assets								¥ 67,000,000										¥ 67,000,000
Weighted average useful life																5 years	5 years
Business Relationship | Travelfusion
Purchase price allocation
Weighted average useful life																10 years	10 years
Business Relationship | Travelfusion | Business Relationship
Purchase price allocation
Identifiable intangible assets																						261,146,660
IT Platform | Travelfusion
Purchase price allocation
Weighted average useful life																5 years	5 years
IT Platform | Travelfusion | IT Platform
Purchase price allocation
Identifiable intangible assets																						¥ 5,051,377